Segment and geographic information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment and related information
Operating revenues		$ 125,639,000	$ 52,333,000	$ 53,258,000	$ 53,665,000	$ 46,092,000	$ 54,039,000	$ 47,904,000	$ 47,221,000	$ 284,895	$ 195,256	$ 179,517
Segment assets	3,475,710	3,248,427			1,007,801	1,013,012				3,248,427	1,013,012	869,576
Goodwill	343,586	343,586				12,453				343,586	12,453	8,918
Capital expenditures										115,107	46,695	2,016
Project Adjusted EBITDA	92,851				35,993					185,278	152,584	144,179
Change in fair value of derivative instruments	58,422				(2,784)					25,334	17,643	5,047
Depreciation and amortization	49,945				17,437					95,564	65,791	67,643
Interest, net	8,868				6,240					27,990	23,628	31,511
Other project (income) expense	266				231					2,411	3,643	(8,437)
Project income		1,728,000	4,351,000	13,031,000	14,869,000	14,840,000	7,634,000	15,541,000	3,864,000	33,979	41,879	48,415
Administration	7,833				4,054					38,108	16,149	26,028
Interest, net	22,036				3,968					25,998	11,701	55,698
Foreign exchange loss	986				(658)					13,838	(1,014)	20,506
Other (income) expense, net											(26)	362
Income (loss) from operations before income taxes	(55,505)				7,505					(43,965)	15,069	(54,179)
Income tax expense (benefit)	(16,291)				1,523					(8,324)	18,924	(15,693)
Net loss	(39,214)				5,982					(35,641)	(3,855)	(38,486)
North East
Segment and related information
Operating revenues										58,201	596
Segment assets	1,198,652	1,153,627			288,774	285,711				1,153,627	285,711	199,959
Goodwill		135,268								135,268
Capital expenditures										965	123
Project Adjusted EBITDA	42,398				7,488					59,299	36,030	32,435
Change in fair value of derivative instruments	58,016				490					3,624	3,470	(1,569)
Depreciation and amortization	17,447				4,596					30,818	15,653	14,286
Interest, net	4,738				2,434					11,512	8,321	10,450
Other project (income) expense	242				200					2,406	1,592	6,672
Project income										10,939	6,994	2,596
Income (loss) from operations before income taxes	(38,045)				(232)					10,939	6,994	2,596
Net loss	(38,045)				(232)					10,939	6,994	2,596
South East
Segment and related information
Operating revenues										160,911	163,205	148,517
Segment assets	431,046	428,996			360,763	342,608				428,996	342,608	327,844
Capital expenditures										113,826	46,397	1,954
Project Adjusted EBITDA	21,674				19,588					79,445	78,245	75,265
Change in fair value of derivative instruments	406				(3,274)					22,031	14,173	6,616
Depreciation and amortization	9,372				9,434					37,627	37,630	41,014
Interest, net	169				309					1,022	1,611	6,084
Other project (income) expense	14				31					67	135	(15,788)
Project income										18,698	24,696	37,339
Income (loss) from operations before income taxes	11,713				13,088					18,698	24,696	37,339
Net loss	11,713				13,088					18,698	24,696	37,339
North West
Segment and related information
Operating revenues										8,982
Segment assets	825,138	798,475			47,156	47,687				798,475	47,687	7,003
Goodwill		138,263								138,263
Capital expenditures										65
Project Adjusted EBITDA	13,439				866					11,363	736	822
Depreciation and amortization	10,426				439					9,554	364	365
Interest, net	1,096				370					2,877	(1)	(1)
Other project (income) expense	7									(206)	47
Project income										(862)	326	458
Income (loss) from operations before income taxes	1,910				57					(862)	326	458
Net loss	1,910				57					(862)	326	458
South West
Segment and related information
Operating revenues										55,501	30,318	31,000
Segment assets	940,675	743,574			226,542	222,437				743,574	222,437	232,179
Goodwill		66,520				8,918				66,520	8,918	8,918
Capital expenditures										169
Project Adjusted EBITDA	18,764				8,501					37,717	37,867	35,891
Depreciation and amortization	12,657				2,961					17,495	12,100	11,964
Interest, net	2,808				3,089					12,538	13,700	14,960
Other project (income) expense	82									26	2,080	679
Project income										7,658	9,987	8,288
Income (loss) from operations before income taxes	3,217				2,451					7,658	9,987	8,288
Net loss	3,217				2,451					7,658	9,987	8,288
Un-allocated Corporate
Segment and related information
Operating revenues										1,300	1,137
Segment assets	80,199	123,755			84,566	114,569				123,755	114,569	102,591
Goodwill		3,535				3,535				3,535	3,535
Capital expenditures										82	175	62
Project Adjusted EBITDA	(3,424)				(450)					(2,546)	(294)	(234)
Change in fair value of derivative instruments										(321)
Depreciation and amortization	43				7					70	44	14
Interest, net	57				38					41	(3)	18
Other project (income) expense	(79)									118	(211)
Project income										(2,454)	(124)	(266)
Administration	7,833				4,054					38,108	16,149	26,028
Interest, net	22,036				3,968					25,998	11,701	55,698
Foreign exchange loss	986				658					13,838	(1,014)	20,506
Other (income) expense, net											(26)	362
Income (loss) from operations before income taxes	(34,300)				(7,859)					(80,398)	(26,934)	(102,860)
Income tax expense (benefit)	(16,291)				1,523					(8,324)	18,924	(15,693)
Net loss	$ (18,009)				$ (9,382)					$ (72,074)	$ (45,858)	$ (87,167)